Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 228	$ 221
Accounts receivable (net of allowance for doubtful accounts)		280	292
Due from Affiliates		0	0
Inventory, Raw Materials, Net of Reserves		119	143
Inventory, Finished Goods, Net of Reserves		271	238
Other Assets, Current		50	48
Assets, Current		948	942
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		20	19
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		9	9
Other Assets, Noncurrent		20	19
Due From Intercompany Borrowing, Noncurrent		0	0
Property, Plant and Equipment, Net		1,075	1,107
Goodwill		211	211
Intangible Assets, Net (Excluding Goodwill)		323	356
Assets	[1]	2,606	2,663
Current liabilities:
Trade payables		238	223
Due to Affiliate, Current		0	0
Long-term Debt, Current Maturities		36	36
Accrued expenses and other liabilities		122	83
Accrued income taxes		8	5
Accrued Salaries, Current		61	43
Interest and Dividends Payable, Current		11	11
Liabilities, Current		476	401
Deficit:
Accumulated other comprehensive income		(76)	(92)
Total Momentive Performance Material's deficit		482	626
Due To Intercompany Borrowing, Noncurrent		0	0
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		341	333
Deferred Tax Liabilities, Net, Noncurrent		66	70
Other Liabilities, Noncurrent		72	64
Liabilities		2,122	2,037
Stockholders' Equity Attributable to Parent		484	626
Liabilities and Equity		2,606	2,663
Long-term Debt, Excluding Current Maturities		1,167	1,169
Parent [Member]
Current assets:
Cash and cash equivalents		39	57
Accounts receivable (net of allowance for doubtful accounts)		0	0
Due from Affiliates		0	0
Inventory, Raw Materials, Net of Reserves		0	0
Inventory, Finished Goods, Net of Reserves		0	0
Other Assets, Current		0	0
Assets, Current		39	57
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		1,556	1,675
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		0	0
Other Assets, Noncurrent		0	0
Due From Intercompany Borrowing, Noncurrent		264	131
Property, Plant and Equipment, Net		0	0
Goodwill		0	0
Intangible Assets, Net (Excluding Goodwill)		0	0
Assets		1,859	1,863
Current liabilities:
Trade payables		0	0
Due to Affiliate, Current		0	0
Long-term Debt, Current Maturities		0	3
Accrued expenses and other liabilities		0	0
Accrued income taxes		0	0
Accrued Salaries, Current		0	0
Interest and Dividends Payable, Current		11	10
Liabilities, Current		11	13
Deficit:
Due To Intercompany Borrowing, Noncurrent		197	55
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		0	0
Deferred Tax Liabilities, Net, Noncurrent		0	0
Other Liabilities, Noncurrent		0	0
Liabilities		1,375	1,237
Stockholders' Equity Attributable to Parent		484	626
Liabilities and Equity		1,859	1,863
Long-term Debt, Excluding Current Maturities		1,167	1,169
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		1	2
Accounts receivable (net of allowance for doubtful accounts)		77	81
Due from Affiliates		86	59
Inventory, Raw Materials, Net of Reserves		71	67
Inventory, Finished Goods, Net of Reserves		118	111
Other Assets, Current		16	16
Assets, Current		369	336
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		257	325
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		0	0
Other Assets, Noncurrent		1	2
Due From Intercompany Borrowing, Noncurrent		927	1,048
Property, Plant and Equipment, Net		526	525
Goodwill		105	105
Intangible Assets, Net (Excluding Goodwill)		136	149
Assets		2,321	2,490
Current liabilities:
Trade payables		64	63
Due to Affiliate, Current		41	23
Long-term Debt, Current Maturities		0	0
Accrued expenses and other liabilities		41	37
Accrued income taxes		0	0
Accrued Salaries, Current		35	25
Interest and Dividends Payable, Current		0	0
Liabilities, Current		181	148
Deficit:
Due To Intercompany Borrowing, Noncurrent		401	468
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		168	185
Deferred Tax Liabilities, Net, Noncurrent		0	0
Other Liabilities, Noncurrent		15	14
Liabilities		765	815
Stockholders' Equity Attributable to Parent		1,556	1,675
Liabilities and Equity		2,321	2,490
Long-term Debt, Excluding Current Maturities		0	0
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		188	162
Accounts receivable (net of allowance for doubtful accounts)		203	211
Due from Affiliates		41	24
Inventory, Raw Materials, Net of Reserves		48	76
Inventory, Finished Goods, Net of Reserves		153	127
Other Assets, Current		34	32
Assets, Current		667	632
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		20	19
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		9	9
Other Assets, Noncurrent		19	17
Due From Intercompany Borrowing, Noncurrent		51	50
Property, Plant and Equipment, Net		549	582
Goodwill		106	106
Intangible Assets, Net (Excluding Goodwill)		187	207
Assets		1,608	1,622
Current liabilities:
Trade payables		174	160
Due to Affiliate, Current		86	60
Long-term Debt, Current Maturities		36	33
Accrued expenses and other liabilities		81	46
Accrued income taxes		8	5
Accrued Salaries, Current		26	18
Interest and Dividends Payable, Current		0	1
Liabilities, Current		411	323
Deficit:
Due To Intercompany Borrowing, Noncurrent		644	706
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		173	148
Deferred Tax Liabilities, Net, Noncurrent		66	70
Other Liabilities, Noncurrent		57	50
Liabilities		1,351	1,297
Stockholders' Equity Attributable to Parent		257	325
Liabilities and Equity		1,608	1,622
Long-term Debt, Excluding Current Maturities		0	0
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents		0	0
Accounts receivable (net of allowance for doubtful accounts)		0	0
Due from Affiliates		(127)	(83)
Inventory, Raw Materials, Net of Reserves		0	0
Inventory, Finished Goods, Net of Reserves		0	0
Assets, Current		(127)	(83)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		(1,813)	(2,000)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		0	0
Other Assets, Noncurrent		0	0
Due From Intercompany Borrowing, Noncurrent		(1,242)	(1,229)
Property, Plant and Equipment, Net		0	0
Goodwill		0	0
Intangible Assets, Net (Excluding Goodwill)		0	0
Assets		(3,182)	(3,312)
Current liabilities:
Trade payables		0	0
Due to Affiliate, Current		(127)	(83)
Long-term Debt, Current Maturities		0	0
Accrued expenses and other liabilities		0	0
Accrued income taxes		0	0
Accrued Salaries, Current		0	0
Interest and Dividends Payable, Current		0	0
Liabilities, Current		(127)	(83)
Deficit:
Due To Intercompany Borrowing, Noncurrent		(1,242)	(1,229)
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		0	0
Deferred Tax Liabilities, Net, Noncurrent		0	0
Other Liabilities, Noncurrent		0	0
Liabilities		(1,369)	(1,312)
Stockholders' Equity Attributable to Parent		(1,813)	(2,000)
Liabilities and Equity		(3,182)	(3,312)
Long-term Debt, Excluding Current Maturities		0	0
MPM Inc [Member]
Current assets:
Cash and cash equivalents		228	221
Accounts receivable (net of allowance for doubtful accounts)		280	292
Inventory, Raw Materials, Net of Reserves		119	143
Inventory, Finished Goods, Net of Reserves		271	238
Other Assets, Current		50	48
Assets, Current		948	942
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		9	9
Other Assets, Noncurrent		20	19
Property, Plant and Equipment, Net		1,075	1,107
Goodwill		211	211
Intangible Assets, Net (Excluding Goodwill)		323	356
Equity Method Investments		20	19
Land		74	73
Buildings and Improvements, Gross		307	293
Machinery and Equipment, Gross		959	875
Property, Plant and Equipment, Gross		1,340	1,241
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(265)	(134)
Assets		2,606	2,663
Current liabilities:
Trade payables		238	223
Long-term Debt, Current Maturities		36	36
Accrued expenses and other liabilities		122	83
Accrued income taxes		8	5
Accrued Salaries, Current		61	43
Interest and Dividends Payable, Current		11	11
Liabilities, Current		476	401
Liabilities, Noncurrent
Common Stock, Value, Outstanding		0	0
Deficit:
Additional paid-in capital		863	860
Accumulated deficit		(303)	(142)
Accumulated other comprehensive income		(76)	(92)
Total Momentive Performance Material's deficit		484	626
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		341	333
Deferred Tax Liabilities, Net, Noncurrent		66	70
Other Liabilities, Noncurrent		72	64
Liabilities		2,122	2,037
Liabilities and Equity		2,606	2,663
Long-term Debt, Excluding Current Maturities		1,167	1,169
Parent Company [Member]
Current assets:
Cash and cash equivalents		228	221
Accounts receivable (net of allowance for doubtful accounts)		280	292
Inventory, Raw Materials, Net of Reserves		119	143
Inventory, Finished Goods, Net of Reserves		271	238
Other Assets, Current		50	48
Assets, Current		948	942
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		9	9
Other Assets, Noncurrent		20	19
Property, Plant and Equipment, Net		1,075	1,107
Goodwill		211	211
Intangible Assets, Net (Excluding Goodwill)		323	356
Equity Method Investments		20	19
Land		74	73
Buildings and Improvements, Gross		307	293
Machinery and Equipment, Gross		959	875
Property, Plant and Equipment, Gross		1,340	1,241
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(265)	(134)
Assets		2,606	2,663
Current liabilities:
Trade payables		238	223
Long-term Debt, Current Maturities		36	36
Accrued expenses and other liabilities		123	83
Accrued income taxes		8	5
Accrued Salaries, Current		61	43
Interest and Dividends Payable, Current		11	11
Liabilities, Current		477	401
Liabilities, Noncurrent
Common Stock, Value, Outstanding
Deficit:
Additional paid-in capital		864	861
Accumulated deficit		(306)	(143)
Accumulated other comprehensive income		(76)	(92)
Total Momentive Performance Material's deficit		482	626
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		341	333
Deferred Tax Liabilities, Net, Noncurrent		66	70
Other Liabilities, Noncurrent		73	64
Liabilities		2,124	2,037
Liabilities and Equity		2,606	2,663
Long-term Debt, Excluding Current Maturities		$ 1,167	$ 1,169

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.